Stock-Based Compensation - Schedule of Share Units, Issued and Outstanding (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Units, Issued and Outstanding [Line Items]
Outstanding Beginning Balance		3,617,016	3,895,449
Outstanding Ending Balance		3,552,043	3,617,016
Exercisable, December 31		2,540,828	3,617,016
Granted		1,612,400	186,257
Exercised	[1]	(1,599,021)
Forfeited		(78,352)	(38,820)
Cancelled			(425,870)
PWs [Member]
Schedule of Share Units, Issued and Outstanding [Line Items]
Outstanding Beginning Balance		3,617,016	3,895,449
Outstanding Ending Balance		2,519,503	3,617,016
Exercisable, December 31		2,519,503	3,617,016
Granted			186,257
Exercised	[1]	(1,080,521)
Forfeited		(16,992)	(38,820)
Cancelled			(425,870)
RSUs [Member]
Schedule of Share Units, Issued and Outstanding [Line Items]
Outstanding Beginning Balance
Outstanding Ending Balance		136,612
Exercisable, December 31
Granted		671,724
Exercised	[1]	(518,500)
Forfeited		(16,612)
Cancelled
PSUs [Member]
Schedule of Share Units, Issued and Outstanding [Line Items]
Outstanding Beginning Balance
Outstanding Ending Balance		874,603
Exercisable, December 31
Granted		919,351
Exercised	[1]
Forfeited		(44,748)
Cancelled
DSUs [Member]
Schedule of Share Units, Issued and Outstanding [Line Items]
Outstanding Beginning Balance
Outstanding Ending Balance		21,325
Exercisable, December 31		21,325
Granted		21,325
Exercised	[1]
Forfeited
Cancelled

[1]	Differences in exercised awards compared to those disclosed in share capital (Note 11) relate to withholding taxes on share issuance (Note 20).